Trade Notes and Accounts Receivable	12 Months Ended
Mar. 31, 2011
Trade Notes and Accounts Receivable [Abstract]
Trade Notes and Accounts Receivable
4. Trade Notes and Accounts Receivable
Receivables at March 31, 2011 and 2010 are summarized as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Trade notes	¥84,372	¥82,954	$1,016,530
Accounts receivable	461,132	379,680	5,555,807

Total	545,504	462,634	6,572,337

Long-term trade receivables	186,316	150,972	2,244,771

Total trade receivables	731,820	613,606	8,817,108

Less: total allowance	(15,793)	(14,941)	(190,277)

Net trade receivables	¥716,027	¥598,665	$8,626,831

Installment and lease receivables (less unearned interest) are included in trade notes and accounts receivable and long-term trade receivables.
The roll-forward schedule of the allowance for credit losses of the financing receivables for the year ended March 31, 2011 is as follows:

		Thousands of
	Millions of yen	U.S. dollars
	2011	2011
Balance at March 31, 2010	¥7,550	$90,964
Provision	2,277	27,433
Charge-offs	(1,855)	(22,349)
Other	(498)	(6,000)

Balance at March 31, 2011	¥7,474	$90,048

Equipment sales revenue from sales-type leases are recognized at the inception of the lease. At March 31, 2011 and 2010, lease receivables comprised the following:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Minimum lease payments receivable	¥209,723	¥166,983	$2,526,783
Unearned income	(20,035)	(16,078)	(241,385)

Net lease receivables	¥189,688	¥150,905	2,285,398

The residual values of leased assets at March 31, 2011 and 2010 were not material.
Cash flows received from the sale of trade notes and accounts receivable for the years ended March 31, 2011, 2010 and 2009 were ¥406 million ($4,892 thousand), ¥13,072 million and ¥243,495 million.
Certain consolidated subsidiaries retained responsibility to service sold trade notes and accounts receivable that were sold pursuant to a securitization transaction, however contractual servicing fees were not received from the third parties separately. The investors and the trusts that hold the receivables had no or limited recourse rights to certain subsidiaries’ assets in case of debtors’ default. Appropriate provisions had been established for potential losses relating to the limited recourse of the sold receivables. Also certain subsidiaries, except for a certain U.S. subsidiary, as transferor did not retain any interest in the receivables sold. All securitization facilities have been cancelled and Komatsu is not a part of any securitization facilities at March 31, 2011.
The components of securitized trade receivables and other assets managed together at March 31, 2011 and 2010 were as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Total amount of trade receivables that are managed and securitized	¥731,820	¥635,610	$8,817,108
Assets transferred	—	(22,004)	—

Total amount of trade receivable on balance sheet	¥731,820	¥613,606	$8,817,108

A certain U.S. subsidiary’s retained interests, which were included in the recourse provisions, were subordinate to investor’s interests. Their values were estimated based on the present value of future expected cash flows, using certain key assumptions such as a weighted average life, prepayment speed over the life and expected credit losses over the life.
Key assumptions used in measuring the fair value of retained interests related to securitization transactions completed during the year ended March 31, 2010 were as follows:

2010
Weighted-average life	23 months
Prepayment speed over the life	0.6%
Expected credit losses over the life	5.6%
The carrying amount of retained interest was ¥1,378 million liability as of March 31, 2010. There were no retained interests at March 31, 2011.